SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Schedule of Pursuant to this restructuring plan

In January 2018, the Company initiated a restructuring plan of its Undertone business, mainly to reduce workforce, close certain facilities, as well as other cost saving measures. Pursuant to this restructuring plan, in 2018, the Company incurred cumulative charges of $2,270 as follows:

Payroll and share-based compensation expenses	$1,418
Lease facilities and related expenses	852

Total restructuring costs	$2,270